Accrued Payroll - Officer	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Accrued Payroll - Officer

NOTE 5 – ACCRUED PAYROLL - OFFICER

The Company has recorded accrued and unpaid payroll liability to its Chief Executive Officer (the “Officer”) of $600,817 and $534,933, as of March 31, 2021 and December 31, 2020, respectively. The Company has recorded payroll expense of the Officer of $65,885 and $59,895 for the three months ended March 31, 2021 and 2020, respectively (See NOTE 8). The Officer received $0 in cash or stock compensation for the three months ended March 31, 2021 and 2020, respectively.

NOTE 5 – ACCRUED PAYROLL - OFFICER

The Company has recorded accrued and unpaid payroll liability to its Chief Executive Officer (the “Officer”) of $534,933 and $291,360 as of December 31, 2020 and 2019, respectively. The Company has recorded $243,573 and $217,800 as payroll expense of the Officer for the years ended December 31, 2020 and 2019, respectively (See NOTE 8). The Officer received $0 in cash or stock compensation for the year ended December 31, 2020, and $3,500 in cash compensation and 12,000,000 shares of common stock valued at $1,200 as bonus compensation for the year ended December 31, 2019  .